CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (parenthetical)	Mar. 31, 2016
9% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	9.00%
8% Notes And Warrants [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%